Income Tax and Deferred Taxes - Effects of Deferred Tax on Components of Other Comprehensive Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amount Before Income Tax
Available-for-sale financial assets	$ (411)	$ 1,840	$ (6,740)
Cash flow hedge	(221,906,855)	97,558,961	89,068,357
Share of other comprehensive income from associates and joint ventures accounted for using the equity method		(1,490)	(11,691,509)
Foreign currency translation	107,492,316	(3,686,549)	(3,532,410)
Actuarial gains(losses) on defined-benefit pension plans	37,881	1,716,875	(6,618,514)
Other comprehensive income (loss), before taxes	(114,377,069)	95,589,637	67,219,184
Income Tax Relating To Components Of Other Comprehensive Income [Abstract]
Income tax related to available-for-sale financial assets	111	(497)	1,820
Income tax related to cash flow hedge	60,650,786	(25,701,599)	(21,116,232)
Income tax related to defined benefit plans	(10,228)	(463,556)	1,786,999
Income tax related to components of other comprehensive income	60,640,669	(26,165,652)	(19,327,413)
Amount After Income Tax
Available-for-sale financial assets	(300)	1,343	(4,920)
Cash flow hedge	(161,256,069)	71,857,362	67,952,125
Share of other comprehensive income from associates and joint ventures accounted for using the equity method		(1,490)	(11,691,075)
Foreign currency translation	107,492,316	(3,686,549)	(3,532,844)
Actuarial gains(losses) on defined-benefit pension plans	27,653	1,253,319	(4,831,515)
Total Other Comprehensive Income (Loss)	$ (53,736,400)	$ 69,423,985	$ 47,891,771